Cover	Aug. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2025
Entity File Number	001-36296
Entity Registrant Name	Carisma Therapeutics Inc.
Entity Central Index Key	0001485003
Entity Tax Identification Number	26-2025616
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3675 Market Street
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	267
Local Phone Number	491-6422
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CARM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false